Lease deposits liability	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Lease deposits liability
(8)	Lease deposits liability

At December 31, 2014, lessee security deposits amounted to US$82.7m (2013: US$44.9m). This related to cash security received of US$70.2m (2013: US$42.5m) with respect to 66 aircraft currently on lease (2013: 49) and US$12.5m (2013: US$2.4m) which was received from lessees who have signed a letter of intent with the Company. Lessee security deposits are generally refundable at the end of the contract lease period after all lease obligations have been met by the lessee.

Furthermore, the Company holds security on lease obligations for other aircraft in the form of letters of credit in the amount of US$145.7m as of December 31, 2014 (2013: US$116.7m).